Business Combinations - Summary of Purchase Price allocation (Detail) - USD ($) $ in Thousands		Jan. 17, 2024	Dec. 01, 2023	Sep. 28, 2022	Apr. 05, 2022
Book My Forex Private Limited [Member]
Disclosure Of Business Combinations [Line Items]
Property, plant and equipment					$ 207
Intangible assets	[1]				561
Other non-current assets					745
Current assets and liabilities, net					7,160
Other non-current liabilities					(229)
Deferred tax liabilities					(140)
Total identifiable net assets acquired					8,304
Non-controlling interest					(4,069)
Goodwill					3,476
Total purchase price					$ 7,711
Simplotel Technologies Private Limited [Member]
Disclosure Of Business Combinations [Line Items]
Property, plant and equipment				$ 26
Intangible assets	[2]			801
Other non-current assets				219
Current assets and liabilities, net				3,139
Other non-current liabilities				(67)
Total identifiable net assets acquired				4,118
Non-controlling interest	[3]			(1,761)
Goodwill				5,082
Total purchase price				$ 7,439
Savaari Car Rentals Private Limited [Member]
Disclosure Of Business Combinations [Line Items]
Property, plant and equipment		$ 142
Intangible assets	[4]	759
Other non-current assets		176
Current assets and liabilities, net		697
Other non-current liabilities		(155)
Deferred tax liabilities		(152)
Total identifiable net assets acquired		1,467
Non-controlling interest	[5]	(950)
Goodwill		6,328
Total purchase price		$ 6,845	$ 6,845

[1]	Intangible assets primarily include brand/trade mark and technology related development cost.
[2]	Intangible assets primarily include brand/trade mark and technology related development cost.
[3]	Includes USD 509 towards liability for ESOPs as per Simplotel Plan 2015.
[4]	Intangible assets primarily include identifiable brand/trade mark and technology related development cost.
[5]	Includes USD 451 towards liability for ESOPs as per Savaari Plan 2013.